Vessels, net, Vessel Acquisitions and Other Capital Expenditures (Details) $ in Millions			6 Months Ended	12 Months Ended
	Sep. 16, 2025 USD ($)	Jul. 10, 2025 USD ($)	Dec. 31, 2025 Segment	Dec. 31, 2025 Segment
Vessel Acquisitions and other Capital Expenditures [Abstract]
Number of reportable segments | Segment			2	2
Related Party [Member] | LPG Dream Syrax [Member] | Wholly Owned Subsidiary Of Toro Corp [Member]
Vessel Acquisitions and other Capital Expenditures [Abstract]
Purchase price of vessel		$ 18.0
Related Party [Member] | LPG Dream Terrax [Member] | Wholly Owned Subsidiary Of Toro Corp [Member]
Vessel Acquisitions and other Capital Expenditures [Abstract]
Purchase price of vessel	$ 20.0